UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    HMC Investors, L.L.C.

Address: One Riverchase Parkway South
         Birmingham, Alabama 35244


13F File Number: 028-10751


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joel Piassick
Title:  Vice-President
Phone:  (205) 987-5596


Signature, Place and Date of Signing:


/s/ Joel Piassick                 Birmingham, AL                  5/15/06
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  78

Form 13F Information Table Value Total:  $ 827,209
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

1.    028-10777              Harbert Arbitrage Master Fund, Ltd.
2.    028-10750              HMC Arbitrage Offshore Manager, L.L.C.
3.    028-11249              Harbinger Capital Partners Master Fund I, Ltd.
4.    028-11250              Harbinger Capital Partners Offshore Manager, L.L.C.
----  -------------------    ---------------------------------------------------

                           FORM 13F INFORMATION TABLE



COLUMN 1                         COLUMN 2       COLUMN 3    COL 4          COLUMN 5        COLUMN 6  COL 7       COLUMN 8

                                  TITLE                     VALUE    SHRS OR    SH/  PUT/  INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS       CUSIP      (X$1000)  PRN AMT    PRN  CALL  DISCRTN   MNGRS  SOLE      SHARED    NONE
AK STL HLDG CORP                    COM         001547108   79,125   5,275,000  SH         SHARED    3, 4       0   5,275,000    0
ALCAN INC                           COM         013716105      457      10,000  SH          SOLE           10,000           0    0
ALERIS INTL INC                     COM         014477103      851      17,700  SH          SOLE           17,700           0    0
ALTRIA GROUP INC                    COM         02209S103      142       2,000  SH          SOLE            2,000           0    0
AMERICAN EAGLE OUTFITTERS NE        COM         02553E106      448      15,000  SH          SOLE           15,000           0    0
AMERICAN STD COS INC DEL          COM NEW       029712106      214       5,000  SH          SOLE            5,000           0    0
AMR CORP                      NOTE 4.250% 9/2   001765BA3   12,693   7,500,000  PRN        SHARED    1, 2       0   7,500,000    0
AMR CORP                            COM         001765106   31,649   1,170,000       PUT   SHARED    1, 2       0   1,170,000    0
APPLE COMPUTER  INC                 COM         037833100      502       8,000  SH          SOLE            8,000           0    0
APPLICA INC                         COM         03815A106    7,873   2,415,000  SH         SHARED    3, 4       0   2,415,000    0
ASHLAND INC NEW                     COM         044209104    1,279      18,000  SH          SOLE           18,000           0    0
ASML HLDG NV                      N Y SHS       N07059111      713      35,000  SH          SOLE           35,000           0    0
ATHEROGENICS INC                    COM         047439104      816      50,000       CALL  SHARED    1, 2       0      50,000    0
ATHEROGENICS INC              NOTE 4.500% 9/0   047439AB0    1,351   1,000,000  PRN        SHARED    1, 2       0   1,000,000    0
BALL CORP                           COM         058498106      657      15,000  SH          SOLE           15,000           0    0
BANCO BRADESCO S A             SP ADR PFD NEW   059460303      359      10,000  SH          SOLE           10,000           0    0
BANCOLOMBIA S A                SPON ADR PREF    05968L102      175       5,000  SH          SOLE            5,000           0    0
BAXTER INTL INC                     COM         071813109      737      19,000  SH          SOLE           19,000           0    0
BHP BILLITON LTD               SPONSORED ADR    088606108      319       8,000  SH          SOLE            8,000           0    0
BIRCH MTN RES LTD                   COM         09066X109      590      80,000  SH          SOLE           80,000           0    0
CELL GENESYS INC              NOTE 3.125% 11/0  150921AB0    3,539   3,500,000  PRN        SHARED    1, 2       0   3,500,000    0
CEMEX S A                      SPON ADR 5 ORD   151290889      522       8,000  SH          SOLE            8,000           0    0
CHARTER COMMUNICATIONS INC D        CL A        16117M107      525     481,937  SH         SHARED    1, 2       0     481,937    0
COLGATE PALMOLIVE CO                COM         194162103      343       6,000  SH          SOLE            6,000           0    0
COMPANHIA BRASILEIRA DE DIST    SPON ADR PFD    20440T201      211       5,000  SH          SOLE            5,000           0    0
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209      243       5,000  SH          SOLE            5,000           0    0
CONTINENTAL AIRLS INC               CL B        210795308   14,795     550,000       PUT   SHARED    1, 2       0     550,000    0
CPFL ENERGIA S A               SPONSORED ADR    126153105      141      10,000  SH          SOLE           10,000           0    0
CREDICORP LTD.                      COM         G2519Y108      132       5,000  SH          SOLE            5,000           0    0
DAVITA INC                          COM         23918K108      301       5,000  SH          SOLE            5,000           0    0
DIAGEO P L C                    SPON ADR NEW    25243Q205    1,395      22,000  SH          SOLE           22,000           0    0
DOMINO'S PIZZA INC                  COM         25754A201      942      33,000  SH          SOLE           33,000           0    0
DONALDSON INC                       COM         257651109      389      11,500  SH          SOLE           11,500           0    0
FORD MTR CO CAP TR II          PFD TR CV 6.5%   345395206   18,478     621,100  PRN        SHARED    1, 2       0     621,100    0
FORD MTR CO DEL                COM PAR $0.01    345370860   11,287   1,417,964  SH         SHARED    1, 2       0   1,417,964    0
FORD MTR CO DEL                COM PAR $0.01    345370860      794      99,800       PUT   SHARED    1, 2       0      99,800    0
FORMFACTOR INC                      COM         346375108      983      25,000  SH          SOLE           25,000           0    0
FORTUNE BRANDS INC                  COM         349631101      669       8,300  SH          SOLE            8,300           0    0
GENERAL MTRS CORP              DEB SR CONV B    370442733    3,822     236,200  PRN        SHARED    1, 2       0     236,200    0
GENERAL MTRS CORP              DEB SR CV C 33   370442717   11,828     676,400  PRN        SHARED    1, 2       0     676,400    0
GENERAL MTRS CORP                   COM         370442105      213      10,000       PUT   SHARED    1, 2       0      10,000    0
GERDAU S A                     SPONSORED ADR    373737105      450      20,000  SH          SOLE           20,000           0    0
GOLD FIELDS LTD ADR            SPONSORED ADR    38059T106      330      15,000  SH          SOLE           15,000           0    0
GREY GLOBAL GROUP INC         SDVC 5.000%10/1   39787MAB4   15,762  12,660,000  PRN        SHARED    1, 2       0  12,660,000    0
HARRAHS ENTMT INC                   COM         413619107    3,298      42,300       PUT   SHARED    1, 2       0      42,300    0
HAWAIIAN HOLDINGS INC               COM         419879101   11,462   2,200,050  SH         SHARED    3, 4       0   2,200,050    0
KOOKMIN BK NEW                 SPONSORED ADR    50049M109      428       5,000  SH          SOLE            5,000           0    0
LEVEL 3 COMMUNICATIONS INC          COM         52729N100      155      30,000  SH          SOLE           30,000           0    0
LIONS GATE ENTMNT CORP            COM NEW       535919203      398      39,210  SH          SOLE           39,210           0    0
LSI LOGIC CORP                      COM         502161102      231      20,000  SH          SOLE           20,000           0    0
LUCENT TECHNOLOGIES INC             COM         549463107    1,211     397,100  SH         SHARED    1, 2       0     397,100    0
MANPOWER INC                        COM         56418H100      286       5,000  SH          SOLE            5,000           0    0
MCDONALDS CORP                      COM         580135101      859      25,000  SH          SOLE           25,000           0    0
MGI PHARMA INC                NOTE 1.682% 3/0   552880AB2      877   1,389,000  PRN        SHARED    1, 2       0   1,389,000    0
MIRANT CORP NEW                     COM         60467R100  185,000   7,399,999  SH         SHARED    3, 4       0   7,399,999    0
MIRANT CORP NEW               *W EXP 01/03/201  60467R118   13,772   1,350,210  SH         SHARED    3, 4       0   1,350,210    0
MIRANT CORP NEW               *W EXP 01/03/201  60467R126    7,665     690,536  SH         SHARED    3, 4       0     690,536    0
NATIONAL PRESTO INDS INC            COM         637215104      246       5,000  SH         SHARED    3, 4       0       5,000    0
NORTEL NETWORKS CORP NEW      NOTE 4.250% 9/0   656568AB8    1,427   1,500,000  PRN        SHARED    1, 2       0   1,500,000    0
NORTHWESTERN CORP                 COM NEW       668074305  227,521   7,306,395  SH         SHARED    3, 4       0   7,306,395    0
NORTHWESTERN CORP             *W EXP 99/99/999  668074115    8,618   1,525,367  SH         SHARED    3, 4       0   1,525,367    0
ORTHOVITA INC                       COM         68750U102      318      76,800  SH          SOLE           76,800           0    0
PACER INTL INC TENN                 COM         69373H106      980      30,000  SH          SOLE           30,000           0    0
PMC-SIERRA INC                      COM         69344F106      553      45,000  SH          SOLE           45,000           0    0
POSCO                          SPONSORED ADR    693483109      319       5,000  SH          SOLE            5,000           0    0
RF MICRODEVICES INC           NOTE 1.500% 7/0   749941AE0    2,469   2,000,000  PRN        SHARED    1, 2       0   2,000,000    0
RIO TINTO PLC                  SPONSORED ADR    767204100      414       2,000  SH          SOLE            2,000           0    0
SASOL LTD                      SPONSORED ADR    803866300      113       3,000  SH          SOLE            3,000           0    0
SEPRACOR INC                     NOTE 10/1      817315AW4    6,120   6,500,000  PRN        SHARED    1, 2       0   6,500,000    0
SIRIUS SATELLITE RADIO INC    NOTE 2.500% 2/1   82966UAC7    5,173   4,000,000  PRN        SHARED    1, 2       0   4,000,000    0
TEXAS ROADHOUSE INC                 CL A        882681109      256      15,000  SH          SOLE           15,000           0    0
UAL CORP                          COM NEW       902549807  115,079   2,882,010  SH         SHARED    3, 4       0   2,882,010    0
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT   90458E107      185       2,500  SH          SOLE            2,500           0    0
UNITED TECHNOLOGIES CORP            COM         913017109    1,159      20,000  SH          SOLE           20,000           0    0
VULCAN MATLS CO                     COM         929160109      433       5,000  SH          SOLE            5,000           0    0
WALTER INDS INC                     COM         93317Q105      333       5,000  SH          SOLE            5,000           0    0
WASTE MGMT INC DEL                  COM         94106L109      353      10,000  SH          SOLE           10,000           0    0
WELLCARE HEALTH PLANS INC           COM         94946T106      454      10,000  SH          SOLE           10,000           0    0









SK 03773 0001 669553